WARRANT LIABILITIES - Warrant Liability Activity (Details)	12 Months Ended
Dec. 31, 2025 $ / shares shares
WARRANT LIABILITIES
Granted | shares	10,000,000
Ending Balance | shares	10,000,000
Exercisable | shares	5,000,000
Granted (in US$ per Ordinary Share) | $ / shares	$ 4
Ending Balance (in US$ per Ordinary Share) | $ / shares	4
Exercisable (in US$ per Ordinary Share) | $ / shares	$ 4
Weighted Average Remaining Life (in years)	2 years 7 months 2 days
Exercisable (in years)	2 years 6 months 3 days